UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22714

Investment Company Act File Number

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Institutional Emerging Markets Local Debt Fund

Eaton Vance

Institutional Emerging Markets Local Debt Fund

October 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 55.7%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 1.5%
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	7,500	$96,744
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	10,000	129,046

Total Bangladesh			$225,790

Bosnia and Herzegovina — 1.9%
Republic of Srpska, 1.50%, 10/30/23	BAM	221	$100,691
Republic of Srpska, 1.50%, 6/9/25	BAM	98	38,998
Republic of Srpska, 1.50%, 9/25/26	BAM	392	147,154

Total Bosnia and Herzegovina			$286,843

Brazil — 1.4%
Republic of Brazil, 12.50%, 1/5/16	BRL	449	$213,456

Total Brazil			$213,456

Chile — 1.9%
Government of Chile, 3.00%, 2/1/16(1)	CLP	139,121	$276,973

Total Chile			$276,973

Colombia — 4.0%
Titulos De Tesoreria B, 11.00%, 7/24/20	COP	900,000	$583,417

Total Colombia			$583,417

Ghana — 2.6%
Ghana Government Bond, 14.25%, 7/25/16	GHS	646	$261,359
Ghana Government Bond, 21.00%, 10/26/15	GHS	253	119,130

Total Ghana			$380,489

Indonesia — 2.4%
Indonesia Government Bond, 9.50%, 6/15/15	IDR	3,855,000	$359,622

Total Indonesia			$359,622

Jordan — 1.0%
Jordan Government Bond, 6.925%, 6/4/14	JOD	100	$143,564

Total Jordan			$143,564

Kenya — 0.5%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	6,450	$76,040

Total Kenya			$76,040

Mexico — 3.9%
Mexican Bonos, 6.00%, 6/18/15	MXN	7,280	$579,057

Total Mexico			$579,057

Peru — 4.0%
Republic of Peru, 7.84%, 8/12/20	PEN	700	$294,308
Republic of Peru, 8.60%, 8/12/17	PEN	710	294,019

Total Peru			$588,327

Poland — 3.4%
Poland Government Bond, 3.75%, 4/25/18	PLN	1,540	$507,055

Total Poland			$507,055

Romania — 3.2%
Romania Government Bond, 5.75%, 1/27/16	RON	750	$240,127
Romania Government Bond, 5.80%, 10/26/15	RON	720	230,362

Total Romania			$470,489

Security	Principal Amount (000’s omitted)		Value
Russia — 3.3%
Russia Government Bond, 7.35%, 1/20/16	RUB	15,160	$484,082

Total Russia			$484,082

Rwanda — 4.0%
Republic of Rwanda, 6.625%, 5/2/23(2)	USD	634	$588,035

Total Rwanda			$588,035

Serbia — 3.0%
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,740	$441,704

Total Serbia			$441,704

Slovenia — 2.5%
Republic of Slovenia, 5.85%, 5/10/23(2)	USD	371	$363,580

Total Slovenia			$363,580

Sri Lanka — 7.2%
Republic of Sri Lanka, 5.875%, 7/25/22(2)	USD	307	$301,244
Republic of Sri Lanka, 7.40%, 1/22/15(2)	USD	200	209,750
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	16,730	113,877
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	64,300	445,510

Total Sri Lanka			$1,070,381

Tanzania — 1.4%
United Republic of Tanzania, 6.392%, 3/9/20(3)(4)	USD	200	$210,000

Total Tanzania			$210,000

Uruguay — 2.6%
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(1)	UYU	8,548	$379,229

Total Uruguay			$379,229

Total Foreign Government Bonds (identified cost $8,753,458)			$8,228,133

Short-Term Investments — 42.1%

Foreign Government Securities — 27.3%

Security	Principal Amount (000’s omitted)		Value
Kenya — 3.6%
Kenya Treasury Bill, 0.00%, 3/24/14	KES	12,550	$141,507
Kenya Treasury Bill, 0.00%, 4/14/14	KES	12,800	143,435
Kenya Treasury Bill, 0.00%, 4/21/14	KES	8,800	98,406
Kenya Treasury Bill, 0.00%, 6/9/14	KES	12,000	132,351
Kenya Treasury Bill, 0.00%, 9/22/14	KES	1,900	20,342

Total Kenya			$536,041

Lebanon — 3.0%
Lebanon Treasury Bill, 0.00%, 2/20/14	LBP	246,630	$161,322
Lebanon Treasury Bill, 0.00%, 4/10/14	LBP	194,670	126,428
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	235,870	151,166

Total Lebanon			$438,916

Malaysia — 3.1%
Bank Negara Monetary Note, 0.00%, 12/10/13	MYR	1,423	$449,593

Total Malaysia			$449,593

Nigeria — 2.9%
Nigeria Treasury Bill, 0.00%, 11/28/13	NGN	45,230	$282,566
Nigeria Treasury Bill, 0.00%, 6/5/14	NGN	25,614	150,237

Total Nigeria			$432,803

Security	Principal Amount (000’s omitted)		Value
Philippines — 3.8%
Philippine Treasury Bill, 0.00%, 11/6/13	PHP	24,420	$565,144

Total Philippines			$565,144

Serbia — 3.2%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	41,420	$478,577

Total Serbia			$478,577

Singapore — 3.0%
Singapore Treasury Bill, 0.00%, 11/15/13	SGD	558	$449,167

Total Singapore			$449,167

South Korea — 2.2%
Korea Monetary Stabilization Bond, 0.00%, 3/18/14	KRW	344,510	$321,629

Total South Korea			$321,629

Sri Lanka — 0.5%
Sri Lanka Treasury Bill, 0.00%, 7/25/14	LKR	10,085	$72,081

Total Sri Lanka			$72,081

Zambia — 2.0%
Zambia Treasury Bill, 0.00%, 8/25/14	ZMW	1,500	$246,598
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	260	42,524

Total Zambia			$289,122

Total Foreign Government Securities (identified cost $4,024,463)			$4,033,073

U.S. Treasury Obligations — 0.2%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 12/19/13		$25	$24,999

Total U.S. Treasury Obligations (identified cost $25,000)			$24,999

Other — 14.6%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(5)		$2,161	$2,160,928

Total Other (identified cost $2,160,928)			$2,160,928

Total Short-Term Investments (identified cost $6,210,391)			$6,219,000

Total Investments — 97.8% (identified cost $14,963,849)			$14,447,133

Other Assets, Less Liabilities — 2.2%			$317,873

Net Assets — 100.0%			$14,765,006

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BAM	-	Bosnia - Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

GHS	-	Ghanaian Cedi

IDR	-	Indonesian Rupiah

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SGD	-	Singapore Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2013, the aggregate value of these securities is $1,462,609 or 9.9% of the Fund’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2013, the aggregate value of these securities is $210,000 or 1.4% of the Fund’s net assets.

(4)	Variable rate obligation. The stated interest rate represents the rate in effect at October 31, 2013.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2013 was $388.

A summary of open financial instruments at October 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
11/13/13	Romanian Leu 142,000	Euro 31,896	Standard Chartered Bank	$—	$(140)	$(140)
11/18/13	United States Dollar 668,368	Indian Rupee 41,245,000	Deutsche Bank	—	(3,300)	(3,300)
11/25/13	Euro 335,000	United States Dollar 453,366	Goldman Sachs International	—	(1,502)	(1,502)
11/25/13	United States Dollar 442,013	Israeli Shekel 1,560,660	Standard Chartered Bank	403	—	403
12/3/13	United States Dollar 87,464	Philippine Peso 3,900,000	Deutsche Bank	2,642	—	2,642
12/5/13	Serbian Dinar 27,687,000	Euro 241,071	Deutsche Bank	—	(155)	(155)
12/12/13	United States Dollar 304,167	Yuan Renminbi Offshore 1,865,000	Barclays Bank PLC	1,588	—	1,588
12/12/13	Yuan Renminbi Offshore 975,000	United States Dollar 159,054	Standard Chartered Bank	—	(791)	(791)
12/16/13	United States Dollar 420,873	Thai Baht 13,298,751	Bank of America	5,277	—	5,277
1/7/14	United States Dollar 472,203	New Turkish Lira 953,000	Deutsche Bank	—	(251)	(251)
1/9/14	Euro 28,566	Czech Koruna 729,000	Standard Chartered Bank	—	(410)	(410)
1/9/14	Euro 76,423	Czech Koruna 1,956,000	Standard Chartered Bank	—	(796)	(796)
1/9/14	Euro 110,497	Czech Koruna 2,821,000	Standard Chartered Bank	—	(1,527)	(1,527)
1/29/14	Euro 99,500	United States Dollar 137,247	Goldman Sachs International	2,133	—	2,133
1/29/14	Euro 87,500	United States Dollar 120,642	Goldman Sachs International	1,824	—	1,824
2/5/14	Euro 329,509	United States Dollar 454,317	Goldman Sachs International	6,863	—	6,863
2/12/14	Euro 361,826	United States Dollar 498,799	Standard Chartered Bank	7,453	—	7,453
3/19/14	Euro 115,041	United States Dollar 157,575	Bank of America	1,343	—	1,343
3/26/14	Euro 371,033	United States Dollar 511,725	Deutsche Bank	7,835	—	7,835

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
7/17/14	United States Dollar 136,567	Arnian Dram 59,830,000	VTB Capital PLC	$3,866	$—	$3,866
8/14/14	United States Dollar 54,168	Indonesian Rupiah 664,914,000	Barclays Bank PLC	2,364	—	2,364
8/14/14	United States Dollar 315,051	Indonesian Rupiah 3,578,980,287	Barclays Bank PLC	—	(10,762)	(10,762)
9/30/14	United States Dollar 139,024	Azerbaijani Manat 114,000	Standard Bank	1,008	—	1,008

				$44,599	$(19,634)	$24,965

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/13	8 U.S. 10-Year Deliverable Interest Rate Swap	Short	$(747,086)	$(782,625)	$(35,539)

					$(35,539)

At October 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$44,599	$(19,634)

		$44,599	$(19,634)

Interest Rate	Futures Contracts*	$—	$(35,539)

		$—	$(35,539)

*	Amount represents cumulative unrealized appreciation (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$15,025,786

Gross unrealized appreciation	$60,693
Gross unrealized depreciation	(639,346)

Net unrealized depreciation	$(578,653)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$8,228,133	$—	$8,228,133
Short-Term Investments -
Foreign Government Securities	—	4,033,073	—	4,033,073
U.S. Treasury Obligations	—	24,999	—	24,999
Other	—	2,160,928	—	2,160,928
Total Investments	$—	$14,447,133	$—	$14,447,133
Forward Foreign Currency Exchange Contracts	$—	$44,599	$—	$44,599
Total	$—	$14,491,732	$—	$14,491,732

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(19,634)	$—	$(19,634)
Futures Contracts	(35,539)	—	—	(35,539)
Total	$(35,539)	$(19,634)	$—	$(55,173)

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2013